INCOME TAXES (Details 4) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of geographical areas [line items]
Calculation of Statutory Rate	(25.50%)	24.00%		(22.50%)
Monetary Correction Tax Capital	141.93%	129.59%		5.12%
Local Tax for United States and Panama results	98.46%	(57.55%)
Tax Reform EE.UU 35%-21%	(95.21%)
Other differences	162.11%	(128.80%)		3.37%
Tax rate	531.14%	32.72%		(1403.00%)
Calculation of Statutory Rate	$ 2,538	$ 2,617		$ (27,682)
Monetary Correction Tax Capital	(14,128)	(14,132)		(6,300)
Local Tax for United States and Panama results	(9,801)	6,276
Tax Reform EE.UU 35%-21%	9,477
Other differences	(16,136)	14,046		(4,145)
Net expense for income taxes	$ (52,871)	$ (3,568)		$ 17,263
Chile [Member]
Disclosure of geographical areas [line items]
Effect of rate change	51.68%	3617.00%		(2.00%)
Effect of rate change	$ (5,144)	$ (3,955)		$ 26
Net expense for income taxes	$ 31,188	$ (84)
Colombia [Member]
Disclosure of geographical areas [line items]
Investment foreign exchange rate variation	204.84%	1.06%
Effect of rate change	(47.07%)	2151.00%
Effect of rates subsidiary (**)	54.55%	34.06%	[1]
Investment foreign exchange rate variation	$ (20,390)	$ (116)
Effect of rate change	4,685	(2,352)
Effect of rates subsidiary (**)	(5,430)	(3,714)	[1]
Net expense for income taxes	$ 21,683	$ 3,652
NEW YORK
Disclosure of geographical areas [line items]
Effect of rates subsidiary (**)	(14.65%)	20.52%	[1]
Effect of rates subsidiary (**)	$ 1,458	$ (2,238)

[1]	This line reflects the differences in tax rates in other jurisdictions, based on the Bank's consolidated results.